Stock-Based Compensation - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of period - Number Of Shares	96,581	71,533
Granted - Number Of Shares	347,010	55,070
Forfeited or expired -Number Of Shares	(12,258)	(14,188)
Exercised - Number Of Shares	(31,657)
Expired - Number Of Shares	(17,656)	(15,834)
Outstanding at end of period - Number Of Shares	382,020	96,581
Options exercisable at year-end - Number Of Shares	205,941
Outstanding at beginning of year -Weighted Average Exercise Price (in dollars per share)	$ 16.92	$ 39.24
Granted - Weighted Average Exercise Price	4.84	4.44
Forfeited - Weighted Average Exercise Price	36.97	31.98
Exercised - Weighted Average Exercise Price	4.08
Expired - Weighted Average Exercise Price	30.72	61.08
Outstanding at end of year - Weighted Average Exercise Price	5.73	$ 16.92
Options exercisable at year-end - Weighted Average Exercise Price	6.50
Weighted-average fair value of options granted during the year - Weighted Average Exercise Price	$ 3.38